Document And Entity Information	12 Months Ended
Sep. 30, 2024 shares
Document Information Line Items
Entity Central Index Key	0001928340
Document Type	20-F/A
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--09-30
Document Period End Date	Sep. 30, 2024
Document Fiscal Year Focus	2024
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41675
Entity Registrant Name	Golden Heaven Group Holdings Ltd.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	No. 8 Banhouhaichuan RdXiqin Town
Entity Address, Address Line Two	Yanping DistrictNanping City
Entity Address, City or Town	Fujian Province
Entity Address, Country	CN
Entity Address, Postal Zip Code	353001
Title of 12(b) Security	Class A ordinary shares
Trading Symbol	GDHG
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Amendment Description	Golden Heaven Group Holdings Ltd. (the “Company”) is filing this Amendment No. 1 on Form 20-F/A (this “Amendment No. 1”) to amend its annual report on Form 20-F for the fiscal year ended September 30, 2024 as filed with the Securities and Exchange Commission (the “SEC”) on January 27, 2025 (the “Original Filing”), to address certain comments from the Staff of the SEC in relation to the Original Filing. Accordingly, this Amendment No. 1 is being filed to amend the following sections of the Original Filing: (i) Part II – Item 15. Controls and Procedures and (iii) Part III – Item 19. Exhibits.This Amendment No. 1 speaks as of the filing date of the Original Filing, or January 27, 2025. No attempt has been made in this Amendment No. 1 to modify or update in any way the financial statements or any other items or disclosures in the Original Filing except as required to reflect the amendments discussed above. Except as specifically noted herein, this Amendment No. 1 does not amend, update or restate any of the information previously included in the Original Filing, nor does this Amendment No. 1 reflect any event that has occurred after the date of the Original Filing. Accordingly, this Amendment No. 1 should be read in conjunction with the Original Filing and the Company’s other filings with the SEC subsequent to January 27, 2025.As required by Rule 12b-15 of the Securities and Exchange Act of 1934, as amended, the Company is also filing or furnishing the certifications required under Section 302 and Section 906 of the Sarbanes-Oxley Act of 2002 as exhibits to this Amendment No. 1.
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheet of Golden Heaven Group Holdings Ltd. (the “Company”) as of September 30, 2024 and 2023, the related consolidated statements of operations and comprehensive income, changes in equity, and cash flows for each of the three years in period ended September 30, 2024, 2023 and 2022, and the related notes (collectively referred to as the “Financial Statements”). In our opinion, the financial statements present fairly, in all material respects, the consolidated financial position of the Company as of September 30, 2024 and 2023, and the consolidated results of its operations and its cash flows for each of the three years in the period ended September 30, 2024, 2023 and 2022, in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

Auditor Name	Assentsure PAC
Auditor Location	Singapore
Auditor Firm ID	6783
Amendment Flag	true
Document Fiscal Period Focus	FY
Business Contact
Document Information Line Items
Entity Address, Address Line One	No. 8 Banhouhaichuan RdXiqin Town
Entity Address, Address Line Two	Yanping DistrictNanping City
Entity Address, City or Town	Fujian Province
Entity Address, Country	CN
Entity Address, Postal Zip Code	353001
Contact Personnel Name	Jin Xu
City Area Code	+86
Local Phone Number	0599 8508022
Contact Personnel Email Address	xj@jsyoule.com
Class A Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	4,123,604
Class B Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	200,000